Cover	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2024
Entity File Number	814-01512
Entity Registrant Name	ARES STRATEGIC INCOME FUND
Entity Central Index Key	0001918712
Entity Tax Identification Number	88-6432468
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false